Withholding Taxes Receivables, Net - Schedule of Current and Non Current Portion of Tax Receivables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Current and Non Current Portion of Tax Receivables [Abstract]
Current portion	$ 902,845	$ 393,960
Non-current portion	2,325,281	1,967,826
Withholding taxes receivables, net	$ 3,228,126	$ 2,361,786	$ 2,224,846